Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14. Fair Value Measurements

The Company’s financial instruments include cash, accounts payable, notes payable, contingent stock and warrant liability and warrant liability. Cash, contingent stock liability, contingent warrant liability and warrant liability are measured at fair value. Accounts payable and notes payable are measured at amortized cost and approximates fair value due to their short duration and market rate for similar instruments, respectively.

As of December 31, 2022, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$4,170,897	-	-	$4,170,897
	-	-	-
Total assets measured at fair value	$4,170,897	-		$4,170,897

Liabilities
Warrant liability	$1,151,838	-	-	$1,151,838

Total liabilities measured at fair value	$1,151,838	-	-	$1,151,838